Treasury stock (Tables)	12 Months Ended
Dec. 31, 2017
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Movement of Treasury Stock

The movement of treasury stock is set out below:

	2015		2016		2017
	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Amount (US$000)
January 1	—	—	—	—	30,085	1,007,654	33,997
Treasury stock (repurchased)	20,000	633,737	30,085	1,007,654	—	—	—
Treasury stock (cancelled)	(20,000)	(633,737)	—	—	—	—	—

December 31	—	—	30,085	1,007,654	30,085	1,007,654	33,997